Accounting Guidance Not Yet Adopted	12 Months Ended
Feb. 28, 2017
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
ACCOUNTING GUIDANCE NOT YET ADOPTED
ACCOUNTING GUIDANCE NOT YET ADOPTED:

Revenue recognition –
In May 2014, the FASB issued guidance regarding the recognition of revenue from contracts with customers. Under this guidance, an entity will recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. A five step process will be utilized to recognize revenue, as follows:  (i)  identify the contract with a customer, (ii)  identify the performance obligations in the contract, (iii)  determine the transaction price, (iv)  allocate the transaction price to the performance obligations in the contract and (v)  recognize revenue when (or as) the entity satisfies a performance obligation. Additionally, this guidance requires improved disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. We are required to adopt this guidance for our annual and interim periods beginning March 1, 2018, utilizing one of two methods:  retrospective restatement for each reporting period presented at time of adoption, or a modified retrospective approach with the cumulative effect of initially applying this guidance recognized at the date of initial application.

We intend to implement this guidance under the retrospective approach. Based on our preliminary review, we expect that the broad definition of variable consideration under this guidance will require us to estimate and record certain variable payments resulting from various sales incentives earlier than we currently record them. We do not expect this change to have a material impact on our consolidated financial statements. We are currently preparing to implement changes to our accounting policies, systems and controls to support the new revenue recognition and disclosure requirements.

Leases –
In February 2016, the FASB issued guidance for the accounting for leases. Under this guidance, a lessee will recognize assets and liabilities for most leases, but will recognize expense similar to current lease accounting guidance. For leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and lease liabilities. We are required to adopt this guidance for our annual and interim periods beginning March 1, 2019, using a modified retrospective approach. We are currently assessing the financial impact of this guidance on our consolidated financial statements.

Stock compensation –
In March 2016, the FASB issued guidance which amends, among other items, the accounting for income taxes related to share-based compensation and the related classification in the statement of cash flows. This guidance requires the recognition of excess tax benefits and deficiencies (resulting from an increase or decrease in the fair value of an award from grant date to the vesting or settlement date) in the provision for income taxes as a discrete item in the quarterly period in which they occur. Through February 28, 2017, these amounts were recognized in additional paid-in capital at the time of vesting or settlement. In addition, these amounts will be classified as an operating activity in the statement of cash flows instead of as a financing activity where they are currently recorded. This guidance will also impact our calculation of diluted earnings per share under the treasury stock method, as excess tax benefits and deficiencies resulting from share-based compensation are no longer included in the assumed proceeds calculation.

For the years ended February 28, 2017, February 29, 2016, and February 28, 2015, we recognized excess tax benefits of $131.4 million, $203.4 million and $78.0 million, respectively, in additional paid-in capital. These amounts may not necessarily be indicative of future amounts that may be recognized subsequent to the adoption of the amended standard, as any excess tax benefits recognized will be dependent upon future stock prices, employee exercise behavior and applicable tax rates. We adopted this guidance on March 1, 2017, on a prospective basis.